Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	$ 466,567	¥ 3,008,422	¥ 2,436,655
Trading securities			7,708
Accounts receivable, less allowance for doubtful accounts (March 31, 2015: RMB28,624; March 31, 2016: RMB38,261 (US$5,934))	19,331	124,645	120,762
Inventories	4,393	28,326	23,803
Prepaid expenses and other receivables	3,786	24,412	19,508
Deferred tax assets	2,180	14,056	10,270
Total current assets	496,257	3,199,861	2,618,706
Property, plant and equipment, net	89,108	574,567	603,167
Non-current deposits	33,868	218,379	207,258
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2015: RMB55,211; March 31, 2016: RMB62,633 (US$9,714))	25,591	165,011	194,238
Inventories	9,975	64,322	58,224
Intangible assets, net	17,262	111,307	115,928
Available-for-sale equity securities	25,238	162,734	122,416
Other investment	29,331	189,129	189,129
Deferred tax assets	406	2,617	2,618
Total assets	727,036	4,687,927	4,111,684
Current liabilities
Bank loan	9,305	60,000	60,000
Accounts payable	2,055	13,248	12,673
Accrued expenses and other payables	9,507	61,304	87,381
Deferred revenue	39,965	257,692	220,140
Amounts due to related parties	8,259	53,255	20,802
Income tax payable	1,322	8,524	10,081
Deferred tax liabilities	2,218	14,300	9,100
Total current liabilities	72,631	468,323	420,177
Convertible notes, net	140,543	906,222	808,049
Non-current deferred revenue	204,907	1,321,239	1,099,399
Other non-current liabilities	39,691	255,932	215,585
Deferred tax liabilities	3,534	22,786	25,261
Total liabilities	461,306	2,974,502	2,568,471
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2015 and 2016, respectively	8	50	50
Additional paid-in capital	135,493	873,654	814,678
Treasury stock, at cost (March 31, 2015 and 2016: 136,899 shares, respectively)	(437)	(2,815)	(2,815)
Accumulated other comprehensive income	13,148	84,779	63,230
Retained earnings	116,871	753,585	662,615
Total equity attributable to China Cord Blood Corporation	265,083	1,709,253	1,537,758
Non-controlling interests	647	4,172	5,455
Total equity	265,730	1,713,425	1,543,213
Commitments and contingencies
Total liabilities and equity	$ 727,036	¥ 4,687,927	¥ 4,111,684